Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH PROVIDED BY (USED FOR): OPERATING ACTIVITIES
Net loss for the year	$ (2,425,053)	$ (2,093,481)	$ (522,963)
Loss for the period from Discontinued Operations	127,637	158,843	0
Non-Cash Items
Shares issued for services	0	0	7,373
Gain on discontinuance of trading platform	0	0	(7,158)
Gain on write-off of promissory note	(151,301)	0	0
Accretion expenses	137,880	146,624	7,039
Promissory note issued for consulting services	0	0	64,820
Change in valuation of derivative instruments	1,995,930	1,067,076	(534,118)
Unrealized foreign exchange (gain) loss	(2,658)	(12,264)	(77,850)
Accrued interest on promissory notes	30,785	58,470	195,412
Amortization of prepaid expenses	0	22,211	16,369
Legal fees adjustments to promissory notes	0	0	(17,669)
Share-based compensation	0	60,000	0
Cash flows provided by (used for) operating activities before changes in working capital	(414,417)	(751,364)	(868,745)
Change in non-cash working capital accounts	26,860	(9,472)	104,827
Cash used in Continuing Operations	(387,557)	(760,836)	(763,918)
Net Cash from Discontinued Operations	17,078	8	0
Cash flows provided by (used for) operating activities	(370,479)	(760,828)	(763,918)
CASH PROVIDED BY (USED FOR): INVESTING ACTIVITIES
Net Cash used in Investments in Discontinued Operations	(14,901)	(158,915)	0
Cash flows provided by (used for) operating activities	(14,901)	(158,915)	0
CASH PROVIDED BY (USED FOR): FINANCING ACTIVITIES
Advances from minority interest	0	196	0
Net proceeds on issuance of Class B stock	100	100	0
Net proceeds on issuance of promissory notes	403,600	572,389	795,047
Promissory notes repayment	0	(33,596)	(31,762)
Cash flows provided by (used for) financing activities	403,700	539,089	763,285
(DECREASE) INCREASE IN CASH	(112,680)	(380,654)	(633)
Cash, beginning of the year	113,156	493,810	494,443
Cash, end of the year	$ 476	$ 113,156	$ 493,810